Leases - Additional Information (Details) - ft²			12 Months Ended
	Nov. 01, 2022	Jul. 01, 2014	Dec. 31, 2023
Leases [Abstract]
Extend lease term date	Nov. 30, 2028	Jun. 30, 2023
Operating lease option to Extend			On November 1, 2022, the Company executed an extension of lease office space to extend through November 30, 2028.
Area of office space	3,700